Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 30, 2025
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF
FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF AND
FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF (EACH, A “FUND” AND TOGETHER THE “FUNDS”)
Each Fund’s Summary Prospectus and Prospectus are amended as follows:
I.	The following replaces the first paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus.
A.	For the Franklin U.S. Large Cap Multifactor Index ETF (FLQL)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Large Cap Underlying Index. The U.S. Large Cap Underlying Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell. The U.S. Large Cap Underlying Index is based on the Russell 1000® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 3000® Index and is designed to measure the performance of large capitalization stocks in the United States. It includes approximately 1,000 of the largest issuers based on a combination of their market cap and current index membership. As of May 31, 2025, the Parent Index represented approximately 95% of the total market capitalization of the Russell 3000® Index.
B.	For the Franklin U.S. Mid Cap Multifactor Index (FLQM)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Mid Cap Underlying Index. The U.S. Mid Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Mid Cap Underlying Index is based on the Russell Midcap® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 1000® Index and is designed to measure the performance of mid‑capitalization stocks in the United States. It includes approximately 800 of the smallest issuers in the Russell 1000® Index.
C.	For the Franklin U.S. Small Cap Multifactor Index (FLQS)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Small Cap Underlying Index is based on the Russell 2000® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the United States. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index.
II.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus, and as the last paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
IV.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary – Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin U.S. Large Cap Multifactor Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 30, 2025
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF
FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF AND
FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF (EACH, A “FUND” AND TOGETHER THE “FUNDS”)
Each Fund’s Summary Prospectus and Prospectus are amended as follows:
I.	The following replaces the first paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus.
A.	For the Franklin U.S. Large Cap Multifactor Index ETF (FLQL)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Large Cap Underlying Index. The U.S. Large Cap Underlying Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell. The U.S. Large Cap Underlying Index is based on the Russell 1000® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 3000® Index and is designed to measure the performance of large capitalization stocks in the United States. It includes approximately 1,000 of the largest issuers based on a combination of their market cap and current index membership. As of May 31, 2025, the Parent Index represented approximately 95% of the total market capitalization of the Russell 3000® Index.
II.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus, and as the last paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
IV.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary – Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin U.S. Mid Cap Multifactor Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 30, 2025
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF
FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF AND
FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF (EACH, A “FUND” AND TOGETHER THE “FUNDS”)
Each Fund’s Summary Prospectus and Prospectus are amended as follows:
I.	The following replaces the first paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus.
B.	For the Franklin U.S. Mid Cap Multifactor Index (FLQM)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Mid Cap Underlying Index. The U.S. Mid Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Mid Cap Underlying Index is based on the Russell Midcap® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 1000® Index and is designed to measure the performance of mid‑capitalization stocks in the United States. It includes approximately 800 of the smallest issuers in the Russell 1000® Index.
II.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus, and as the last paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
IV.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary – Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin U.S. Small Cap Multifactor Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 30, 2025
TO THE SUMMARY PROSPECTUSES, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2025, OF
FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF
FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF AND
FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF (EACH, A “FUND” AND TOGETHER THE “FUNDS”)
Each Fund’s Summary Prospectus and Prospectus are amended as follows:
I.	The following replaces the first paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus.
C.	For the Franklin U.S. Small Cap Multifactor Index (FLQS)
Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Small Cap Underlying Index is based on the Russell 2000® Index (Parent Index) and is constructed by applying a multi-factor methodology to the Parent Index. The Parent Index is a subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the United States. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index.
II.
For each Fund, the following is added as the second to last paragraph under the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus, and as the last paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Prospectus.

The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non‑diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index.
IV.	The following is added to each Fund’s Summary Prospectus and Prospectus in the section titled “Fund Summary – Principal Risks.”
Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non‑diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.